Capital Stock and Long-term Retention Plan - Long-Term Retention Plan (Details) $ / shares in Units, EquityInstruments in Thousands, $ in Thousands		12 Months Ended
	Apr. 02, 2013	Dec. 31, 2025 MXN ($) EquityInstruments $ / shares shares	Dec. 31, 2024 MXN ($) EquityInstruments shares	Dec. 31, 2023 MXN ($) EquityInstruments	Dec. 31, 2025 shares	Dec. 31, 2025 EquityInstruments	Sep. 30, 2024 shares
Share based payment arrangements
Number of shares released by trust		4,349,800,000	2,909,300,000
Number of other equity instruments held in connection of with forfeited rights			21,300,000
Share-based compensation expense | $		$ 373,509	$ 488,832	$ 748,500
LTRP
Share based payment arrangements
Granted annually under LTRP	1.50%
Shares sold in open market					4,000,000
Number of shares released by trust		4,057,300,000	2,909,300,000
Number of shares held in connection of with cancellation of shares					7,184,900,000
Number of shares cancelled in connection			88,100,000		1,501,900,000		4,284,700,000
Number of other equity instruments held in connection of with forfeited rights			2,492,200,000
Funding made for acquisition of shares | $		$ 594,200	$ 132,572
Retention Plan Trust
Share based payment arrangements
Percentage of CPOs or its equivalents held in the form of CPO by trust		83.50%
Percentage of CPOs or its equivalents held in the form other than CPO by trust		16.50%
Number reserved for future vesting					169,116,000,000
Series "A" Shares | LTRP
Share based payment arrangements
Number of shares released by trust		292,500,000
CPOs
Share based payment arrangements
Number of shares released by trust			24,900,000
Number of shares held in connection of with cancellation of shares			39,000,000
Number of other equity instruments held in connection of with cancellation of shares			4,569,000,000
Funding made for acquisition of shares | $			$ 378,894
CPOs | LTRP
Share based payment arrangements
Shares outstanding | EquityInstruments			159,953	176,898		208,036
Paid by employees (in CPOs) | EquityInstruments		(45,631)	(3,841)
Sale price per CPO | $ / shares		$ 1.6
Forfeited (in CPOs) | EquityInstruments		(12,744)	(65,643)
Number of shares released by trust		34,600,000
Number of shares cancelled in connection			800,000		12,800,000		36,600,000
Number of other equity instruments held in connection of with cancellation of shares					61,400,000
CPOs | Retention Plan Trust
Share based payment arrangements
Shares outstanding		246,800				246,800
Paid by employees (in CPOs)		(32,300)	(20,400)	(28,600)
Funding made for acquisition of shares | $		$ 495,832
Minimum | Retention Plan Trust
Share based payment arrangements
Vesting price (in pesos per CPO) | $ / shares		$ 1.6
Maximum | Retention Plan Trust
Share based payment arrangements
Vesting price (in pesos per CPO) | $ / shares		$ 17.16